Share-based Compensation - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2016 ¥ / shares shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2022 USD ($)
Share-based compensation
Share-based compensation expense	¥ 24,053,760	$ 3,487,467	¥ 35,344,620	¥ 45,633,820
Total intrinsic value of options exercised	2,023,265	293,346	13,862,597	10,723,410
Total fair value of shares vested	50,943,916	$ 7,386,173	55,458,785	¥ 94,674,877
Unrecognized compensation expense	¥ 5,265,997						$ 763,498
Weighted-average period is expected to be recognized	10 months 13 days	10 months 13 days
2016 Plan
Share-based compensation
Number of share options granted				878,125
Options expiration period					10 years	10 years
Total intrinsic value of options exercised | ¥	¥ 2,037,155		¥ 13,879,913	¥ 10,316,855
Shares reserved for issuance					1,000,000	1,000,000
Exercise price, options per share. | (per share)					¥ 0.0006	$ 0.0001
2016 Plan | Minimum
Share-based compensation
Options vesting period					3 years	3 years
2016 Plan | Maximum
Share-based compensation
Options vesting period					5 years	5 years